Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies [Line Items]
Other hotel expenses	$ 201,710	$ 228,486	$ 952,674	$ 900,582	$ 907,301
Franchise
Commitments and Contingencies [Line Items]
Other hotel expenses	$ 14,059	$ 17,748	$ 76,707	$ 72,095	$ 69,300